Shareholder Fees - VIPSectorFunds-InvestorComboPRO	Apr. 29, 2023 USD ($)
VIPSectorFunds-InvestorComboPRO | VIP Communication Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)